Performance Management	Jan. 27, 2026
RESQ Strategic Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each of the last ten full calendar years. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A shares have similar returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A shares are different from Class I shares because Class A shares have different expenses than Class I shares. Updated performance information is available at no cost by visiting www.RESQFunds.com or by calling 1-877-940-2526.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each of the last ten full calendar years.
Bar Chart [Heading]	Class I Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	12/31/2023	7.39%
Worst Quarter:	9/30/2023	(11.37)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.39%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(11.37%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Five Years	Ten Years
Class I Shares
Return before taxes	1.73%	(5.26)%	(2.04)%
Return after taxes on distributions	0.49%	(5.83)%	(2.44)%
Return after taxes on distributions and sale of Fund shares	1.02%	(4.10)%	(1.64)%
Class A Shares
Return before taxes	(3.53)%	(6.54)%	(2.95)%
Bloomberg U.S. Aggregate Bond Index(1) (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%
Dow Jones Conservative Portfolio Index(2) (reflects no deduction for fees, expenses or taxes)	7.09%	0.96%	2.87%

(1)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.

(2)	The Dow Jones Conservative Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The index risk level is set to 20% of the Dow Jones Global Stock CMAC Index’s downside risk (past 36 months). Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for the share classes which are not presented will vary from the after-tax returns of Class I.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the share classes which are not presented will vary from the after-tax returns of Class I.

Performance Availability Website Address [Text]	www.RESQFunds.com
Performance Availability Phone [Text]	1-877-940-2526
RESQ Dynamic Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each of the last ten full calendar years. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A and Class C shares have similar returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares are different from Class I shares because Class A and Class C shares have different expenses than Class I shares. Updated performance information is available at no cost by visiting www.RESQFunds.com or by calling 1-877-940-2526.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each of the last ten full calendar years.
Bar Chart [Heading]	Class I Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	12/31/20	12.85%
Worst Quarter:	6/30/22	(15.36)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	12.85%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(15.36%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Five Years	Ten Years
Class I shares
Return before taxes	14.98%	3.91%	4.33%
Return after taxes on distributions	11.20%	3.21%	3.98%
Return after taxes on distributions and sale of Fund shares	11.04%	2.97%	3.41%
Class A Shares
Return before taxes	7.98%	2.28%	3.30%
Class C Shares
Return before taxes	13.90%	2.89%	3.29%
MSCI World Index(1) (reflects no deduction for fees, expenses or taxes)	21.09%	12.15%	12.17%
S&P 500 Total Return Index(2) (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%

(1)	The MSCI World Index captures large and mid-cap representation across 23 Developed Markets (DM) countries. With 1,650 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.

(2)	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for the share classes which are not presented will vary from the after-tax returns of Class I.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the share classes which are not presented will vary from the after-tax returns of Class I.

Performance Availability Website Address [Text]	www.RESQFunds.com
Performance Availability Phone [Text]	1-877-940-2526